TAXATION (Details) ¥ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2030	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
TAXATION
Federal corporate income tax rate					25.00%	25.00%	25.00%
Deferred tax liabilities related to the cumulative undistributed earnings					¥ 52,173
Utilization and reversal of valuation allowances					111,296	¥ 8,390	¥ 44,896
Valuation allowance					¥ 243,141	¥ 217,124	¥ 136,847		¥ 144,317
Percentage of unrecognized deferred tax liability					10	10	10
Additional income tax deduction					¥ 107,000	¥ 74,000	¥ 83,000
Cayman Islands | JinkoPower
TAXATION
Federal corporate income tax rate					10.00%
JAPAN
TAXATION
Federal corporate income tax rate					37.60%
SWITZERLAND
TAXATION
Federal corporate income tax rate					10.00%	9.57%	11.60%
GERMANY
TAXATION
Federal corporate income tax rate					33.00%
ITALY
TAXATION
Federal corporate income tax rate					27.90%
China
TAXATION
Federal corporate income tax rate	25.00%
Dividend distribution withholding tax					10.00%
Statutory reserves					¥ 6,635,000	¥ 4,928,000	¥ 3,879,000
Deferred tax liability reinvested earnings					¥ 663,000	¥ 493,000	¥ 388,000
China | Enterprise in the Encouraged Industry | Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko") [Member]
TAXATION
Reduced statutory rate					15.00%	15.00%
China | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate					15.00%
China | Forecast | Enterprise in the Encouraged Industry
TAXATION
Federal corporate income tax rate		15.00%
China | Forecast | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate			15.00%	15.00%
China | Forecast | High and New Technology Enterprise | Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko") [Member]
TAXATION
Federal corporate income tax rate		15.00%
HONG KONG
TAXATION
Federal corporate income tax rate					16.50%
Dividend distribution withholding tax					5.00%
HONG KONG | Minimum [Member]
TAXATION
Federal corporate income tax rate					25.00%
PORTUGAL
TAXATION
Federal corporate income tax rate					22.50%
Denmark
TAXATION
Federal corporate income tax rate					22.00%
USA
TAXATION
Federal corporate income tax rate								21.00%
USA | Minimum [Member]
TAXATION
Federal corporate income tax rate								0.75%
USA | Maximum [Member]
TAXATION
Federal corporate income tax rate								9.99%
CANADA
TAXATION
Federal corporate income tax rate					15.00%
State/Province tax rate					12.00%
AUSTRALIA
TAXATION
Federal corporate income tax rate					30.00%
BRAZIL
TAXATION
Federal corporate income tax rate					34.00%
MEXICO
TAXATION
Federal corporate income tax rate					30.00%
Malaysia
TAXATION
Federal corporate income tax rate					24.00%
Income Tax Holiday, Description					a five year 100% tax exemption
Argentina
TAXATION
Federal corporate income tax rate					35.00%
Korea
TAXATION
Federal corporate income tax rate					10.00%	22.00%